Nature of Operations	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Nature of Operations

1.	Nature of Operations

First Phosphate Corp. (the “Company”) was incorporated in British Columbia on September 18, 2006. On June 29, 2022 the Company filed articles of amendment with the Province of British Columbia changing its name from First Potash Corp. to First Phosphate Corp. The address of the Company’s corporate office and registered and records office is 1055 West Georgia Street, 1500 Royal Centre, P.O. Box 11117, Vancouver, British Columbia, V6E 4N7. The Company owns and is developing igneous rock phosphate mineral properties in the Saguenay Region of Quebec for the production of phosphoric acid for the production of cathode active material (“CAM”) for use in lithium iron phosphate (“LPF”) batteries for the electric vehicle industry.

The Company’s common shares are listed under the symbol “PHOS” on the Canadian Securities Exchange (the “CSE”), “FRSPF” on the OTC Pink Market and “KD0” on the Frankfurt Stock Exchange (the “FSE”).

A consolidation of the Company’s common shares on a one for five hundred basis effective June 1, 2022 has been reflected retroactively throughout these financial statements.